Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Outstanding Balance	$ 197,425
Courtyard Omaha, NE [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Courtyard
Interest Rate	6.79%	[1]
Acquisition or Loan Origination Date	11/4/2006
Maturity Date	1/1/2014
Principal Assumed or Originated	12,658
Outstanding Balance	10,922		11,258
Homewood Suites New Orleans, LA [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Homewood Suites
Interest Rate	5.85%	[1]
Acquisition or Loan Origination Date	12/15/2006
Maturity Date	10/1/2014
Principal Assumed or Originated	17,144
Outstanding Balance	14,872		15,307
Hampton Inn Tupelo, MS [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Hampton Inn
Interest Rate	5.90%	[1]
Acquisition or Loan Origination Date	1/23/2007
Maturity Date	3/1/2016
Principal Assumed or Originated	4,110
Outstanding Balance	3,316		3,470
Homewood Suites Miami, FL [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Homewood Suites
Interest Rate	6.50%	[1]
Acquisition or Loan Origination Date	2/21/2007
Maturity Date	7/1/2013
Principal Assumed or Originated	9,820
Outstanding Balance	8,405		8,687
Residence Inn Highlands Ranch, CO [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Residence Inn
Interest Rate	5.94%	[1]
Acquisition or Loan Origination Date	2/21/2007
Maturity Date	6/1/2016
Principal Assumed or Originated	11,550
Outstanding Balance	10,710		10,883
Fairfield Inn Tallahassee, FL [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Fairfield Inn
Interest Rate	6.80%	[1]
Acquisition or Loan Origination Date	4/24/2007
Maturity Date	1/11/2013
Principal Assumed or Originated	3,494
Outstanding Balance	0		3,099
Courtyard Lakeland, FL [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Courtyard
Interest Rate	6.80%	[1]
Acquisition or Loan Origination Date	4/24/2007
Maturity Date	1/11/2013
Principal Assumed or Originated	4,210
Outstanding Balance	0		3,734
Residence Inn San Diego, CA [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Residence Inn
Interest Rate	6.55%	[1]
Acquisition or Loan Origination Date	6/12/2007
Maturity Date	4/1/2013
Principal Assumed or Originated	15,804
Outstanding Balance	13,589		14,053
Residence Inn Provo, UT [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Residence Inn
Interest Rate	6.55%	[1]
Acquisition or Loan Origination Date	6/12/2007
Maturity Date	4/1/2013
Principal Assumed or Originated	5,553
Outstanding Balance	4,775		4,938
Marriott Richmond, VA [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Marriott
Interest Rate	6.95%	[1]
Acquisition or Loan Origination Date	1/25/2008
Maturity Date	9/1/2014
Principal Assumed or Originated	25,298
Outstanding Balance	22,376		23,054
Residence Inn Houston, TX [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Residence Inn
Interest Rate	5.71%	[1]
Acquisition or Loan Origination Date	2/28/2011
Maturity Date	3/1/2016
Principal Assumed or Originated	10,500
Outstanding Balance	10,170		10,363
Courtyard Hattiesburg, MS [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Courtyard
Interest Rate	5.00%	[1]
Acquisition or Loan Origination Date	8/24/2012
Maturity Date	9/1/2022
Principal Assumed or Originated	5,900
Outstanding Balance	5,871		0
Courtyard Rancho Bernardo, CA [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Courtyard
Interest Rate	5.00%	[1]
Acquisition or Loan Origination Date	8/24/2012
Maturity Date	9/1/2022
Principal Assumed or Originated	15,500
Outstanding Balance	15,424		0
Courtyard Kirkland, WA [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Courtyard
Interest Rate	5.00%	[1]
Acquisition or Loan Origination Date	8/24/2012
Maturity Date	9/1/2022
Principal Assumed or Originated	12,500
Outstanding Balance	12,439		0
Residence Inn Seattle, WA [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Residence Inn
Interest Rate	4.96%	[1]
Acquisition or Loan Origination Date	8/30/2012
Maturity Date	9/1/2022
Principal Assumed or Originated	29,100
Outstanding Balance	28,956		0
Total [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Principal Assumed or Originated	183,141
Outstanding Balance	$ 161,825		$ 108,846

[1]	These rates are the rates per the loan agreement. At acquisition, the Company adjusted the interest rates on the loans assumed to market rates and is amortizing the adjustments to interest expense over the life of the loan.